Nature of Business and Organization (Details) - Schedule of consolidated financial statements - Business Combination [Member]	12 Months Ended
Mar. 31, 2023
ALE Group Holding Limited (“ALE”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	ALE Group Holding Limited (“ALE”)
Background	● A BVI company ● Incorporated on January 22, 2020
Principal activities	Investment holding
ALE (BVI) Limited (“BVI Sub”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	ALE (BVI) Limited (“BVI Sub”)
Background	● A BVI company ● Incorporated on February 20, 2020
Ownership	100% owned by ALE
Principal activities	Investment holding
ALE Corporate Services Ltd (“ALECS”), [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	ALE Corporate Services Ltd (“ALECS”),
Background	● A Hong Kong company ● Incorporated on June 30, 2014
Ownership	100% owned by BVI Sub
Principal activities	Providing accounting and corporate consulting services to small and medium-sized businesses